Pensions and Other Post-employment Benefits - Summary of Pension and Other Post-employment Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of pension and other post employment plan [line items]
Cost of sales	£ 9,554	£ 8,163		£ 7,929
Selling, general and administration	8,372	7,070		7,437
Research and development	5,488	5,019		4,793
Pension and other post-employment cost	369	415	[1]	466	[1]
UK Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	114	185	[1]	239	[1]
US Defined Benefit and Defined Contribution Plans [Member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	48	40	[1]	58	[1]
Other overseas pension schemes [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost	154	153	[1]	170	[1]
Unfunded post retirement healthcare schemes [member]
Disclosure of pension and other post employment plan [line items]
Defined benefit pension and post retirement cost	53	37	[1]	(1)	[1]
Pension and other post-employment cost Analysed	53	37	[1]	(1)	[1]
Funded defined benefit pension plans [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	152	231	[1]	318	[1]
Unfunded defined benefit pension plan [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	31	23	[1]	30	[1]
Defined benefit pension and post-retirement healthcare scheme. [member]
Disclosure of pension and other post employment plan [line items]
Cost of sales	104	106	[1]	128	[1]
Selling, general and administration	90	136	[1]	167	[1]
Research and development	42	49	[1]	52	[1]
Defined benefit pension and post retirement cost	236	291	[1]	347	[1]
Defined benefit schemes [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	236	291	[1]	347	[1]
Defined contribution pension scheme [member]
Disclosure of pension and other post employment plan [line items]
Pension and other post-employment cost Analysed	£ 133	£ 124	[1]	£ 119	[1]

[1]	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).